Portfolio of Investments
Columbia Greater China Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.4%
Issuer	Shares	Value ($)
Communication Services 19.6%
Entertainment 1.7%
NetEase, Inc., ADR	36,030	3,256,031
Interactive Media & Services 17.9%
Tencent Holdings Ltd.	465,500	33,933,900
Total Communication Services		37,189,931
Consumer Discretionary 40.0%
Automobiles 2.1%
Xpeng, Inc., ADR(a)	65,839	3,868,700
Diversified Consumer Services 5.3%
New Oriental Education & Technology Group, Inc., ADR(a)	24,543	4,045,914
TAL Education Group, ADR(a)	85,804	6,011,428
Total		10,057,342
Hotels, Restaurants & Leisure 1.2%
Galaxy Entertainment Group Ltd.	84,000	637,374
Melco Resorts & Entertainment Ltd., ADR	59,423	1,077,339
Sands China Ltd.	149,600	611,435
Total		2,326,148
Household Durables 1.3%
Hangzhou Robam Appliances Co., Ltd., Class A	83,600	507,051
Midea Group Co., Ltd., Class A	152,575	2,009,733
Total		2,516,784
Internet & Direct Marketing Retail 23.5%
Alibaba Group Holding Ltd., ADR(a)	119,140	31,376,710
JD.com, Inc., ADR(a)	93,616	7,990,126
Meituan Dianping, Class B(a)	140,800	5,265,415
Total		44,632,251
Specialty Retail 1.0%
China Tourism Group Duty Free Corp., Ltd., Class A	32,600	955,251
Zhongsheng Group Holdings Ltd.	125,500	943,598
Total		1,898,849
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 5.6%
Li Ning Co., Ltd.	913,000	4,932,904
Shenzhou International Group Holdings Ltd.	340,900	5,729,669
Total		10,662,573
Total Consumer Discretionary		75,962,647
Consumer Staples 5.6%
Beverages 3.1%
China Resources Beer Holdings Co., Ltd.	260,000	1,911,629
Kweichow Moutai Co., Ltd., Class A	11,400	2,964,777
Wuliangye Yibin Co., Ltd., Class A	26,800	1,033,608
Total		5,910,014
Food Products 2.5%
China Mengniu Dairy Co., Ltd.(a)	718,000	3,611,065
Foshan Haitian Flavouring & Food Co., Ltd., Class A	42,223	1,020,651
Total		4,631,716
Total Consumer Staples		10,541,730
Financials 8.8%
Banks 4.1%
China Construction Bank Corp., Class H	4,213,340	3,293,705
China Merchants Bank Co., Ltd., Class H	385,000	2,440,235
Industrial & Commercial Bank of China Ltd., Class H	3,373,000	2,130,809
Total		7,864,749
Insurance 4.7%
AIA Group Ltd.	218,000	2,392,417
Ping An Insurance Group Co. of China Ltd., Class H	553,000	6,504,136
Total		8,896,553
Total Financials		16,761,302
Health Care 11.0%
Biotechnology 4.5%
BeiGene Ltd., ADR(a)	4,031	1,030,686
Burning Rock Biotech Ltd., ADR(a)	29,288	835,587
CStone Pharmaceuticals(a)	437,000	537,296
Everest Medicines Ltd.(a)	152,000	1,236,426
Innovent Biologics, Inc.(a)	137,000	899,826
Columbia Greater China Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JW Cayman Therapeutics Co., Ltd.(a)	371,000	1,179,859
Zai Lab Ltd., ADR(a)	24,701	2,736,377
Total		8,456,057
Health Care Equipment & Supplies 0.0%
Kangji Medical Holdings Ltd.(a)	10,500	21,762
Health Care Providers & Services 0.0%
Hygeia Healthcare Holdings Co., Ltd.(a)	10,600	67,300
Health Care Technology 0.8%
Alibaba Health Information Technology Ltd.(a)	522,000	1,533,705
Life Sciences Tools & Services 3.6%
WuXi AppTec Co., Ltd., Class H	160,332	2,400,720
WuXi Biologics Cayman, Inc.(a),(b)	451,500	4,469,773
Total		6,870,493
Pharmaceuticals 2.1%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	1,333,360	1,296,103
Jiangsu Hengrui Medicine Co., Ltd., Class A	63,777	832,756
Sino Biopharmaceutical Ltd.	1,806,750	1,813,250
Total		3,942,109
Total Health Care		20,891,426
Industrials 4.0%
Commercial Services & Supplies 2.3%
Country Garden Services Holdings Co., Ltd.	768,000	4,291,191
Electrical Equipment 0.3%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	205,100	645,481
Machinery 0.9%
Techtronic Industries Co., Ltd.	138,000	1,761,702
Transportation Infrastructure 0.5%
Shanghai International Airport Co., Ltd., Class A	74,800	893,023
Total Industrials		7,591,397
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 1.8%
Software 1.8%
Glodon Co., Ltd., Class A	98,100	999,602
Kingdee International Software Group Co., Ltd.(a)	465,000	1,614,534
OneConnect Financial Technology Co., Ltd., ADR(a)	39,494	798,569
Total		3,412,705
Total Information Technology		3,412,705
Materials 2.2%
Chemicals 1.3%
Skshu Paint Co., Ltd.	117,371	2,457,692
Construction Materials 0.9%
China Resources Cement Holdings Ltd.	1,414,000	1,756,087
Total Materials		4,213,779
Real Estate 1.4%
Real Estate Management & Development 1.4%
China Resources Land Ltd.	594,000	2,570,647
Total Real Estate		2,570,647
Total Common Stocks (Cost $74,051,693)		179,135,564

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(e),(f)	9,695,386	9,694,417
Total Money Market Funds (Cost $9,694,394)		9,694,417
Total Investments in Securities (Cost: $83,746,087)		188,829,981
Other Assets & Liabilities, Net		939,479
Net Assets		189,769,460

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $4,469,773, which represents 2.36% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
2	Columbia Greater China Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	3,817,762	22,821,060	(16,944,399)	(6)	9,694,417	(105)	1,722	9,695,386
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Greater China Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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